Commitments and Contingencies (Details 2) (USD $)	12 Months Ended				12 Months Ended					12 Months Ended	0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 DBSD North America and TerreStar Transactions Wireless Spectrum	Mar. 09, 2012 DBSD North America and TerreStar Transactions Wireless Spectrum	Mar. 09, 2012 DBSD North America and TerreStar Transactions Sprint Settlement Agreement Wireless Spectrum	Mar. 09, 2012 DBSD North America Wireless Spectrum	Mar. 09, 2012 TerreStar Wireless Spectrum	Dec. 31, 2008 Dish Network	Mar. 09, 2012 Dish Network DBSD North America
Spectrum Investments
Commitment by related party to acquire equity ownership (as a percent)											100.00%
Unrecognized tax benefits	$ 185,669,000	$ 190,935,000	$ 170,226,000	$ 199,172,000
Purchase price of assets						2,860,000,000	114,000,000	1,364,000,000	1,382,000,000
2 GHz Interim Build-out Requirement (as a percent)					40.00%
2 GHz Final Build-out Requirement (as a percent)					70.00%
Accelerated period to meet Final Build-Out Requirement on failure to meet Interim Build-Out Requirement	1 year
Payment to acquire certain 700 MHz wireless licenses										$ 712,000,000
700 MHz Interim Build-out Requirement (as a percent)	35.00%
700 MHz Final Build-out Requirement (as a percent)	70.00%